Segment Information (Details 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales	$ 5,694	$ 5,979	$ 5,896	$ 5,957	$ 6,108	$ 5,984	$ 6,039	$ 5,848	$ 23,526	$ 23,979	$ 24,661
Operating income	$ 689	$ 794	$ 813	$ 780	$ 762	$ 769	$ 820	$ 845	3,076	3,196	3,123
Intersegment Eliminations [Member]
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales									1,907	1,834	1,798
Operating income									209	204	217
Intersegment Eliminations [Member] | Aerospace Systems
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales									221	166	138
Operating income									27	21	17
Intersegment Eliminations [Member] | Mission Systems
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales									781	842	834
Operating income									97	115	133
Intersegment Eliminations [Member] | Technology Services
Intersegment sales and operating income (Table Amounts) [Abstract]
Total sales									905	826	826
Operating income									$ 85	$ 68	$ 67